Employee Benefit Plans and Postretirement Benefits (Tables)	3 Months Ended
Mar. 31, 2016
Postemployment Benefits [Abstract]
Net Periodic Benefit Cost

The following summarizes the components of net periodic benefit cost of CNH Industrial’s defined benefit pension plans and postretirement health and life insurance plans for the three months ended March 31, 2016 and 2015 (in millions):

	Pension		Healthcare		Other
	Three Months Ended March 31,		Three Months Ended March 31,		Three Months Ended March 31,
	2016	2015	2016	2015	2016	2015

Service cost	$7	$8	$2	$2	$3	$4
Interest cost	22	28	10	12	1	1
Expected return on assets	(29)	(35)	(2)	(2)	—	—
Amortization of:
Prior service credit	—	—	(1)	(3)	—	—
Actuarial loss	20	21	4	7	—	—
Net periodic benefit cost	$20	$22	$13	$16	$4	$5